Debt (Long-term Debt) (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	May 07, 2019	Mar. 31, 2019	Mar. 30, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months		$ 103.6
Debt Issuance Costs, Net	$ 5.8	4.3
Disposal Group, Including Discontinued Operations, Long-Term Debt		0.0				$ (0.3)
Unamortized Deferred Financing Costs		(4.3)				(6.8)
Long-term Debt	1,362.9	1,475.9
Debt Instrument, Unamortized Discount (Premium), Net	(1.1)	(0.5)				(0.6)
Total long-term debt at subsidary		586.1				646.6
Less: current portion	(139.6)	(103.6)				(4.6)
Long-term debt, net of current portion	1,223.3	1,372.3				1,700.2
Long-term Debt, Maturities, Repayments of Principal in Year Two		144.7
Long-term Debt, Maturities, Repayments of Principal in Year Three		784.7
Long-term Debt, Maturities, Repayments of Principal in Year Four		422.8
Long-term Debt, Maturities, Repayments of Principal in Year Five		0.2
Long-term Debt, Maturities, Repayments of Principal after Year Five		32.4
Total Maturities Before Unamortized Adjustments		1,488.4
Unamortized adjustments to market value from purchase accounting		1.9
Unamortized Deferred Financing Costs, Consolidated		(10.6)
Long Term Debt Maturities Repayments Of Principal, Total		1,475.9
THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Deferred Finance Costs, Net, Including Acquisition Adjustments	5.7	6.3
Unamortized Deferred Financing Costs (Subsidiary)		(6.3)				(9.8)
Debt Instrument, Unamortized Discount (Premium), Net	(2.7)	(1.4)				(2.0)
Total long-term debt at subsidary	$ 574.2	586.1
Term Loan Maturing 2022 [Domain]
Debt Instrument [Line Items]
Debt instrument maturity year	Aug. 24, 2022
Term Loan Maturing 2022 [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 0.0	436.1
Term Loan Maturing 2022 (DPL) [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 436.1				440.6
Debt instrument maturity year		Aug. 24, 2022
Tax-exempt First Mortgage Bonds - rates from: 2.49% - 2.93% (a) and 1.29% - 1.42% (b)
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 140.0	$ 140.0				200.0
Debt instrument maturity year		Aug. 01, 2020
U.S. Government note maturing in 2061 - 4.20% [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 17.7				17.8
Debt instrument maturity year	Feb. 01, 2061	Feb. 01, 2061
Debt instrument interest percentage	4.20%
U.S. Government note maturing in 2061 - 4.20% [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 17.6	$ 17.7
Senior Unsecured Notes At6.80 Maturing On October2019 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 99.0			$ 200.0
Debt instrument maturity year	Oct. 01, 2019
Debt instrument interest percentage	6.75%	6.75%		6.75%
Bank Term Loan Maturing July 2020 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 0.0				70.0
Bank Term Loan maturing in May 2018 [Member]
Debt Instrument [Line Items]
Debt instrument maturity year		Jul. 31, 2020
Five Year Senior Unsecured Notes At6.75 Maturing October152019 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 99.0				200.0
Debt instrument maturity year		Oct. 01, 2019
Debt instrument interest percentage		6.75%
Senior Unsecured Bonds at 7.25% maturing in 2021 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 380.0	$ 780.0	$ 380.0			780.0
Debt instrument maturity year	Oct. 01, 2021	Oct. 01, 2021
Debt instrument interest percentage	7.25%	7.25%		7.25%
4.35% Senior Notes due 2029 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 400.0
Debt instrument maturity year	Apr. 15, 2029
Debt instrument interest percentage	4.35%
Note to DPL Capital Trust II Maturing in 2031 - 8.125% [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 15.6	$ 15.6				$ 15.6
Debt instrument maturity year	Sep. 01, 2031	Sep. 01, 2031
Debt instrument interest percentage	8.125%	8.125%
3.95% Senior Notes due 2049 [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 425.0
Debt instrument maturity year	Jun. 15, 2049
Debt instrument interest percentage	3.95%
Variable Rate Notes Backed by Term Loan and First Mortgage Bonds [Member]
Debt Instrument [Line Items]
Debt instrument maturity year	Aug. 01, 2020
Variable Rate Notes Backed by Term Loan and First Mortgage Bonds [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 140.0	$ 140.0
Minimum [Member] | Term Loan Maturing 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum (Deprecated 2016-01-31)	4.50%
Debt instrument interest percentage		4.01%
Minimum [Member] | Term Loan Maturing 2022 (DPL) [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum (Deprecated 2016-01-31)		3.57%				4.00%
Minimum [Member] | Pollution control series Maturing in 2040 - rates from: 0.02% - 0.12% and 0.04% - 0.15%
Debt Instrument [Line Items]
Debt instrument interest percentage	2.97%
Minimum [Member] | Tax-exempt First Mortgage Bonds - rates from: 2.49% - 2.93% (a) and 1.29% - 1.42% (b)
Debt Instrument [Line Items]
Debt instrument interest percentage		2.49%				1.29%
Minimum [Member] | Bank Term Loan maturing in May 2018 [Member]
Debt Instrument [Line Items]
Debt instrument interest percentage		3.02%				2.67%
Minimum [Member] | Variable Rate Notes Backed by Term Loan and First Mortgage Bonds [Member]
Debt Instrument [Line Items]
Debt instrument interest percentage		1.52%
Maximum [Member] | Term Loan Maturing 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum (Deprecated 2016-01-31)		4.60%
Debt instrument interest percentage	4.53%
Maximum [Member] | Term Loan Maturing 2022 (DPL) [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum (Deprecated 2016-01-31)		4.82%				4.60%
Maximum [Member] | Pollution control series Maturing in 2040 - rates from: 0.02% - 0.12% and 0.04% - 0.15%
Debt Instrument [Line Items]
Debt instrument interest percentage	3.07%
Maximum [Member] | Tax-exempt First Mortgage Bonds - rates from: 2.49% - 2.93% (a) and 1.29% - 1.42% (b)
Debt Instrument [Line Items]
Debt instrument interest percentage		2.93%				1.42%
Maximum [Member] | Bank Term Loan maturing in May 2018 [Member]
Debt Instrument [Line Items]
Debt instrument interest percentage		4.10%				3.02%
Maximum [Member] | Variable Rate Notes Backed by Term Loan and First Mortgage Bonds [Member]
Debt Instrument [Line Items]
Debt instrument interest percentage		1.92%
Debt [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Including Current Maturities		$ 1,475.9				$ 1,704.8